HOTEL OPERATING COSTS (Tables)	9 Months Ended
Sep. 30, 2022
HOTEL OPERATING COSTS.
Schedule of hotel operating costs

	Nine Months Ended
	September 30,
	2021	2022
Rents	2,903	2,973
Utilities	384	441
Personnel costs	2,180	2,701
Depreciation and amortization	1,047	1,063
Consumable, food and beverage	688	737
Others	885	915
Total	8,087	8,830